UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Treasury Only Money Market Fund

July 31, 2018

TMM-QTLY-0918
1.804868.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 105.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 105.1%
U.S. Treasury Bills
8/2/18 to 1/31/19	1.83 to 2.18%	$2,343,423	$2,337,143
U.S. Treasury Notes
8/15/18 to 7/31/20	1.85 to 2.15 (b)	862,184	862,182
TOTAL U.S. TREASURY DEBT
(Cost $3,199,325)			3,199,325
TOTAL INVESTMENT IN SECURITIES - 105.1%
(Cost $3,199,325)			3,199,325
NET OTHER ASSETS (LIABILITIES) - (5.1)%			(156,073)
NET ASSETS - 100%			$3,043,252

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Fund

July 31, 2018

SPM-QTLY-0918
1.804826.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.2%
Citibank NA
10/24/18	2.26%	$58,000	$58,000
Wells Fargo Bank NA
8/17/18 to 8/20/18	2.27 to 2.31 (b)(c)	227,000	227,002
			285,002
London Branch, Eurodollar, Foreign Banks - 4.8%
CIC London Branch
11/1/18	2.33 to 2.34	396,000	393,654
Credit Agricole SA London Branch
11/1/18	2.30	117,000	117,000
Mitsubishi UFJ Trust & Banking Corp.
8/29/18 to 9/5/18	2.35 to 2.36	134,000	133,945
Mizuho Bank Ltd. London Branch
8/2/18 to 10/15/18	2.37 to 2.42	255,000	254,377
Sumitomo Mitsui Trust Bank Ltd. London Branch
8/21/18 to 8/24/18	2.35 to 2.36	229,000	228,885
			1,127,861
New York Branch, Yankee Dollar, Foreign Banks - 32.0%
Bank of Montreal
8/10/18	2.28 (b)(c)	125,000	125,000
Bank of Montreal Chicago CD Program
1/7/19 to 2/13/19	2.31 to 2.35 (b)(c)	504,000	504,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/10/18	2.36	200,000	200,000
Bayerische Landesbank
8/27/18	2.30	179,000	179,000
Credit Agricole CIB
10/24/18	2.26	236,000	236,000
Landesbank Baden-Wuerttemberg New York Branch
8/1/18 to 8/7/18	2.06	1,167,825	1,167,825
Mitsubishi UFJ Trust & Banking Corp.
9/12/18 to 10/16/18	2.30 to 2.33 (b)(c)	360,000	360,000
Mizuho Corporate Bank Ltd.
10/30/18 to 10/31/18	2.28	500,000	500,000
Natexis Banques Populaires New York Branch
11/1/18	2.34	250,000	250,000
Royal Bank of Canada
8/3/18 to 1/22/19	2.26 to 2.45 (b)(c)	643,000	643,000
Sumitomo Mitsui Banking Corp.
9/24/18 to 11/13/18	2.25 to 2.31 (b)	1,108,000	1,108,000
Sumitomo Mitsui Trust Bank Ltd.
9/28/18 to 10/19/18	2.28 to 2.34 (b)(c)	581,000	581,000
Svenska Handelsbanken AB
9/27/18 to 1/4/19	2.30 to 2.47 (b)(c)	435,000	435,000
Swedbank AB
8/1/18 to 8/7/18	1.95	1,172,000	1,172,004
Toronto-Dominion Bank
1/18/19	2.41 (b)(c)	134,000	134,000
			7,594,829
TOTAL CERTIFICATE OF DEPOSIT
(Cost $9,007,692)			9,007,692

Financial Company Commercial Paper - 34.7%
ASB Finance Ltd. (London)
9/26/18	2.54 (b)(c)	51,000	51,000
Bank of Nova Scotia
8/28/18 to 1/24/19	2.26 to 2.32 (b)(c)	505,000	505,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/9/18 to 10/5/18	2.41 to 2.43 (d)	217,700	217,235
Bayerische Landesbank
8/1/18 to 9/4/18	2.04 to 2.31	715,100	714,866
BNP Paribas Dublin Branch
8/2/18 to 8/6/18	1.95	702,800	702,698
BPCE SA
8/1/18 to 10/1/18	2.37 to 2.45	838,000	836,212
Canadian Imperial Bank of Commerce
8/15/18 to 2/19/19	2.25 to 2.44 (b)(c)	1,117,000	1,117,000
Credit Suisse AG
8/1/18 to 9/17/18	2.34 to 2.37	615,000	613,696
J.P. Morgan Securities, LLC
10/1/18 to 2/1/19	2.35 to 2.53 (b)	855,000	853,873
Lam Research Corp.
8/8/18	2.22	24,000	23,990
Mitsubishi UFJ Trust & Banking Corp.
8/2/18 to 10/30/18	2.29 to 2.34	335,000	334,217
Sumitomo Mitsui Trust Bank Ltd.
9/14/18 to 10/18/18	2.31 to 2.36	337,000	335,675
The Toronto-Dominion Bank
8/17/18 to 1/25/19	2.25 to 2.33 (b)(c)	936,000	936,000
Toyota Motor Credit Corp.
10/17/18 to 1/8/19	2.29 to 2.46 (b)(c)	339,000	339,000
UBS AG London Branch
9/18/18 to 11/5/18	2.45 to 2.58 (b)(c)	645,000	645,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $8,225,462)			8,225,462

Asset Backed Commercial Paper - 0.4%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
8/9/18	2.32	45,000	44,977
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
8/7/18	1.96	51,000	50,983
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $95,960)			95,960

Non-Financial Company Commercial Paper - 5.2%
American Electric Power Co., Inc.
8/1/18 to 8/9/18	2.22 to 2.39	138,300	138,277
Arizona Public Service Co.
8/1/18 to 8/7/18	2.10	54,500	54,489
Bell Canada
8/27/18 to 9/12/18	2.42 to 2.48	105,000	104,762
Dominion Resources, Inc.
8/1/18 to 9/20/18	2.41 to 2.46	51,000	50,900
Duke Energy Corp.
8/1/18 to 8/14/18	2.11 to 2.27	62,450	62,437
ERP Operating LP
8/2/18 to 8/27/18	2.18 to 2.27	36,500	36,477
Eversource Energy
8/10/18 to 8/13/18	2.22 to 2.24	40,000	39,976
NBCUniversal Enterprise, Inc.
8/21/18	2.25 (d)	82,000	81,898
8/9/18	2.27	40,000	39,980
8/9/18	2.27	16,000	15,992
Rogers Communications, Inc.
8/1/18	2.20	7,000	7,000
8/16/18	2.33	15,000	14,985
8/2/18	2.21	15,000	14,999
8/20/18	2.28	8,500	8,490
8/20/18	2.28	8,750	8,739
8/21/18	2.28	17,000	16,978
8/7/18	2.35	11,650	11,645
8/7/18	2.21	10,000	9,996
8/9/18	2.35	15,000	14,992
Sempra Global
10/2/18	2.42	6,650	6,622
8/15/18	2.51	22,000	21,979
8/16/18	2.50	17,000	16,982
8/2/18	2.42	29,000	28,998
8/6/18	2.42	10,000	9,997
8/7/18	2.42	8,350	8,347
8/7/18	2.42	6,000	5,998
8/8/18	2.42	23,700	23,689
8/9/18	2.42	17,000	16,991
9/10/18	2.46	15,000	14,959
9/10/18	2.38	7,000	6,982
9/19/18	2.41	10,000	9,967
9/25/18	2.47	15,000	14,944
Tyson Foods, Inc.
8/3/18 to 8/13/18	2.31	145,950	145,889
UnitedHealth Group, Inc.
8/3/18 to 8/10/18	2.07 to 2.11	167,000	166,957
Virginia Electric & Power Co.
8/21/18	2.30	11,500	11,485
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,243,798)			1,243,798

U.S. Treasury Debt - 0.6%
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills
9/6/18	1.93	106,000	105,796
U.S. Treasury Notes
10/31/18	2.15 (b)(c)	48,000	48,000
TOTAL U.S. TREASURY DEBT
(Cost $153,796)			153,796

Other Instrument - 1.1%
Master Notes - 1.1%
Toyota Motor Credit Corp.
8/7/18
(Cost $267,000)	2.30 (b)(c)	267,000	267,000

Variable Rate Demand Note - 0.2%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 8/7/18, LOC Wells Fargo Bank NA, VRDN
8/7/18
(Cost $40,000)	2.08 (b)	40,000	40,000

Non-Negotiable Time Deposit - 9.5%
Time Deposits - 9.5%
Barclays Bank PLC
8/1/18	1.95	34,254	34,254
BNP Paribas
8/1/18	1.95	233,000	233,000
Credit Agricole CIB
8/1/18 to 8/7/18	2.03	823,625	823,625
ING Bank NV
8/1/18 to 8/7/18	1.95	1,160,000	1,160,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $2,250,879)			2,250,879

U.S. Government Agency Repurchase Agreement - 1.0%
	Maturity Amount (000s)	Value (000s)
With Nomura Securities International, Inc. at 1.95%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $238,696,023, 0.13% - 9.00%, 2/15/20 - 7/1/48)
(Cost $234,000)	$234,089	$234,000

Other Repurchase Agreement - 10.0%
Other Repurchase Agreement - 10.0%
With:
BNP Paribas at 2.04%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $94,505,356, 2.25% - 4.54%, 2/13/19 - 8/15/47)	90,005	90,000
Citigroup Global Markets, Inc. at:
2.6%, dated 6/14/18 due 8/13/18 (Collateralized by Equity Securities valued at $94,285,744)	87,377	87,000
2.9%, dated 5/21/18 due 8/20/18 (Collateralized by Mortgage Loan Obligations valued at $118,466,978, 1.75% - 7.45%, 11/15/20 - 7/15/36)	112,821	112,000
HSBC Securities, Inc. at 2.11%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $31,501,847, 2.15% - 8.75%, 3/6/20 - 3/6/48)	30,002	30,000
ING Financial Markets LLC at 2.19%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $17,281,513, 5.75% - 6.25%, 10/27/21 - 3/17/24)	16,001	16,000
J.P. Morgan Securities, LLC at:
2.03%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Government Obligations valued at $101,167,473, 0.16% - 7.00%, 10/25/20 - 7/20/48)	99,006	99,000
2.11%, dated 7/26/18 due 8/2/18 (Collateralized by U.S. Government Obligations valued at $154,545,680, 0.12% - 5.20%, 7/15/25 - 1/16/60)	150,062	150,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.11%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $152,448,935, 2.49% - 2.92%, 6/20/46 - 3/20/66)	148,061	148,000
2.16%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $64,803,888, 2.95% - 10.50%, 7/15/19 - 12/31/99)	60,004	60,000
2.18%, dated 7/31/18 due 8/7/18 (Collateralized by Equity Securities valued at $32,401,964)	30,025	30,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.1%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $96,913,082, 0.00% - 9.50%, 10/15/18 - 1/1/99)	90,005	90,000
Mizuho Securities U.S.A., Inc. at:
2.06%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $44,882,584, 1.63%, 4/30/19)	44,003	44,000
2.16%, dated:
7/19/18 due 8/2/18 (Collateralized by Equity Securities valued at $32,425,286)	30,025	30,000
7/23/18 due 8/6/18 (Collateralized by Equity Securities valued at $48,626,246)	45,038	45,000
7/31/18 due:
8/1/18 (Collateralized by Equity Securities valued at $262,455,752)	243,015	243,000
8/7/18 (Collateralized by Equity Securities valued at $47,522,861)	44,037	44,000
2.26%, dated 7/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,304,900, 2.63%, 11/15/20 - 2/28/23)	15,013	15,000
RBC Capital Markets Co. at 2.6%, dated 7/9/18 due 8/1/18 (Collateralized by Municipal Bond Obligations valued at $108,580,193, 5.00%, 11/15/26 - 10/1/46)	103,446	103,000
RBS Securities, Inc. at 2.08%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $287,494,642, 0.00% - 8.63%, 11/23/18 - 3/25/48)	276,016	276,000
Societe Generale at:
2.04%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $342,228,218, 0.00% - 8.88%, 9/11/18 - 1/1/99)	327,019	327,000
2.19%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $192,368,010, 0.00% - 12.50%, 2/22/19 - 1/1/99)	179,011	179,000
2.35%, dated 7/31/18 due 8/31/18 (Collateralized by Corporate Obligations valued at $96,788,181, 0.00% - 11.13%, 11/23/18 - 1/1/99)	90,182	90,000
Wells Fargo Securities, LLC at:
2.04%, dated 7/31/18 due 8/1/18 (Collateralized by Corporate Obligations valued at $30,601,764, 1.63% - 2.75%, 3/16/21 - 1/19/28)	30,002	30,000
2.11%, dated 7/31/18 due 8/1/18 (Collateralized by Equity Securities valued at $32,401,905)	30,002	30,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,368,000)		2,368,000
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $23,886,587)		23,886,587
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(156,097)
NET ASSETS - 100%		$23,730,490

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $299,133,000 or 1.3% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Money Market Fund

July 31, 2018

SPU-QTLY-0918
1.804856.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 10.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bills
8/2/18 to 1/31/19	1.64 to 2.18%	$9,664,355,000	$9,615,820,705
U.S. Treasury Notes
9/30/18 to 10/31/19	1.96 to 2.15 (b)	1,373,800,000	1,373,390,240
TOTAL U.S. TREASURY DEBT
(Cost $10,989,210,945)			10,989,210,945

U.S. Government Agency Debt - 47.0%
Federal Agencies - 47.0%
Fannie Mae
1/28/19 to 7/30/19	1.96 to 2.19 (b)	815,965,000	815,221,362
Federal Farm Credit Bank
8/29/18 to 5/6/19	1.99 to 2.18 (b)(c)	101,990,000	101,991,463
Federal Home Loan Bank
8/1/18 to 1/2/20	1.87 to 2.22 (b)	48,814,314,000	48,773,896,285
Freddie Mac
9/14/18	1.93 to 1.98	40,098,000	40,057,276
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $49,731,166,386)			49,731,166,386

U.S. Government Agency Repurchase Agreement - 20.8%
	Maturity Amount	Value
In a joint trading account at:
1.92% dated 7/31/18 due 8/1/18 (Collateralized by (U.S. Government Obligations) #	$50,352,688	$50,350,000
1.94% dated 7/31/18 due 8/1/18 (Collateralized by (U.S. Government Obligations) #	11,481,501,523	11,480,884,000
With:
Barclays Bank PLC at:
1.91%, dated 7/27/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $149,979,776, 4.00% - 4.50%, 6/1/47 - 7/1/48)	147,054,594	147,000,000
1.92%, dated:
7/25/18 due 8/1/18 (Collateralized by U.S. Government Obligations valued at $151,016,359, 3.50% - 4.50%, 5/1/46 - 7/1/48)	148,055,253	148,000,000
7/26/18 due 8/2/18 (Collateralized by U.S. Government Obligations valued at $302,016,615, 3.00% - 5.00%, 9/1/23 - 6/1/48)	296,110,507	296,000,000
BMO Capital Markets Corp. at 2.03%, dated 7/25/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $52,856,921, 0.00% - 2.50%, 9/6/18 - 6/30/20)	52,042,438	51,800,000
BMO Harris Bank NA at 2.03%, dated 7/25/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $53,060,979, 2.00% - 4.50%, 12/31/21 - 7/1/48)	52,243,374	52,000,000
BNP Paribas, SA at:
1.94%, dated 5/25/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $225,823,562, 0.00% - 6.63%, 8/16/18 - 6/1/48)	221,114,422	220,000,000
1.95%, dated:
5/18/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $75,027,526, 0.00% - 7.00%, 4/30/19 - 6/20/48)	73,359,829	73,000,000
5/21/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $75,196,649, 0.00% - 7.00%, 8/15/18 - 7/20/48)	73,359,829	73,000,000
5/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $410,369,409, 0.00% - 8.13%, 2/28/19 - 7/20/48)	400,945,125	399,000,000
Citibank NA at:
1.92%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $75,484,079, 0.00% - 6.50%, 10/11/18 - 9/1/27)	74,027,627	74,000,000
1.93%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $451,423,927, 0.75% - 6.00%, 12/1/18 - 8/15/40)	441,165,498	441,000,000
Credit Suisse AG, New York at 1.9%, dated 7/27/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $150,070,721, 0.00% - 5.50%, 10/15/28 - 6/20/48)	147,054,308	147,000,000
Deutsche Bank Securities, Inc. at 1.95%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $120,426,516, 3.25% - 3.50%, 5/15/20 - 3/15/50)	117,006,338	117,000,000
HSBC Securities, Inc. at 1.93%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $1,048,616,215, 2.50% - 6.50%, 8/1/22 - 8/1/48)	1,028,385,786	1,028,000,000
ING Financial Markets LLC at:
1.92%, dated 7/27/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $89,783,936, 3.00% - 4.50%, 1/1/31 - 11/1/47)	88,032,853	88,000,000
1.94%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $105,065,662, 3.00% - 4.50%, 6/1/26 - 7/1/48)	103,038,854	103,000,000
1.97%, dated 6/4/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $75,051,960, 2.24% - 6.00%, 10/1/28 - 5/16/53)	73,239,683	73,000,000
2%, dated:
7/3/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $90,926,257, 3.00% - 4.50%, 10/1/30 - 7/1/48)	89,311,500	89,000,000
7/25/18 due 9/27/18 (Collateralized by U.S. Government Obligations valued at $108,162,047, 3.00% - 5.00%, 6/1/26 - 7/1/48)	106,376,889	106,000,000
2.01%, dated 6/8/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $148,345,919, 4.00% - 4.50%, 3/1/42 - 10/1/47)	145,736,721	145,000,000
2.04%, dated:
6/12/18 due 9/17/18 (Collateralized by U.S. Government Obligations valued at $88,991,520, 2.24% - 4.50%, 8/1/44 - 5/16/53)	87,478,210	87,000,000
6/14/18 due 9/19/18 (Collateralized by U.S. Government Obligations valued at $149,328,182, 3.50% - 4.50%, 7/25/39 - 4/1/48)	146,802,513	146,000,000
6/15/18 due 9/20/18 (Collateralized by U.S. Government Obligations valued at $208,531,915, 2.50% - 4.50%, 4/1/26 - 2/1/48)	205,020,770	203,900,000
Merrill Lynch, Pierce, Fenner & Smith at 1.95%, dated 7/5/18 due 8/6/18 (Collateralized by U.S. Government Obligations valued at $456,606,812, 3.00% - 5.00%, 7/1/33 - 7/1/48)	447,774,800	447,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.98%, dated:
7/10/18 due:
9/7/18 (Collateralized by U.S. Government Obligations valued at $257,351,019, 1.50% - 6.00%, 4/1/25 - 4/20/68)	252,817,740	252,000,000
9/10/18 (Collateralized by U.S. Government Obligations valued at $211,395,479, 2.38% - 4.50%, 12/30/21 - 7/1/48)	207,705,870	207,000,000
7/11/18 due:
9/11/18 (Collateralized by U.S. Government Obligations valued at $75,567,179, 3.00% - 5.00%, 1/30/23 - 7/1/48)	74,252,340	74,000,000
9/12/18 (Collateralized by U.S. Government Obligations valued at $151,134,359, 2.10% - 4.50%, 12/30/21 - 7/1/48)	148,512,820	148,000,000
7/16/18 due 9/14/18 (Collateralized by U.S. Government Obligations valued at $197,033,237, 2.00% - 5.00%, 1/30/23 - 7/1/48)	193,636,900	193,000,000
7/17/18 due 9/17/18 (Collateralized by U.S. Government Obligations valued at $155,167,908, 2.52% - 5.00%, 12/30/21 - 7/1/48)	152,518,320	152,000,000
1.99%, dated 7/3/18 due:
8/1/18 (Collateralized by U.S. Government Obligations valued at $196,153,942, 2.44% - 5.50%, 8/1/19 - 7/20/68)	192,668,640	192,000,000
9/5/18 (Collateralized by U.S. Government Obligations valued at $166,526,524, 2.50% - 6.00%, 4/1/25 - 12/15/57)	163,576,658	163,000,000
9/6/18 (Collateralized by U.S. Government Obligations valued at $75,600,999, 2.50% - 5.00%, 4/1/27 - 7/1/48)	74,265,886	74,000,000
Nomura Securities International, Inc. at 1.95%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $1,378,094,643, 0.00% - 7.50%, 10/1/18 - 7/20/68)	1,351,512,254	1,351,000,000
RBC Financial Group at:
1.93%, dated 7/12/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $80,968,725, 1.50% - 5.00%, 4/1/25 - 1/1/57)	79,135,529	79,000,000
1.94%, dated:
7/9/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $412,667,201, 2.18% - 6.96%, 10/1/23 - 1/1/57)	404,914,387	404,000,000
7/30/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $231,722,492, 0.13% - 8.00%, 4/15/19 - 2/20/68)	227,366,983	227,000,000
1.96%, dated:
6/4/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $112,615,935, 0.13% - 6.50%, 4/15/19 - 1/1/57)	110,550,978	110,000,000
6/5/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $253,746,204, 0.13% - 5.50%, 4/15/19 - 1/1/57)	249,242,204	248,000,000
Societe Generale at 1.93%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $601,043,117, 0.13% - 4.38%, 4/15/19 - 2/15/45)	588,020,588	587,800,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.03%, dated:
7/19/18 due 8/2/18 (Collateralized by U.S. Government Obligations valued at $96,996,434, 2.00% - 4.50%, 1/15/21 - 6/20/48)	95,074,997	95,000,000
7/20/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $127,670,389, 2.00% - 4.00%, 1/15/21 - 4/20/48)	125,098,681	125,000,000
7/24/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $129,366,850, 2.00% - 3.00%, 1/15/21 - 6/20/46)	126,811,809	126,697,500
7/27/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $129,620,209, 3.00% - 3.50%, 7/20/45 - 11/20/46)	127,018,945	126,918,750
7/31/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $125,662,277, 2.00% - 4.50%, 1/15/21 - 4/20/48)	123,097,102	123,000,000
8/2/18 due 8/7/18(d)	93,057,686	93,000,000
8/3/18 due 8/7/18(d)	120,980,311	120,881,250
2.05%, dated:
7/3/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $125,740,792, 2.00% - 4.00%, 1/15/21 - 6/20/47)	123,245,146	123,000,000
7/11/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $112,716,868, 2.00% - 4.50%, 1/15/21 - 4/20/48)	110,476,013	110,250,000
7/13/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $127,635,495, 2.00% - 3.50%, 1/15/21 - 2/20/46)	125,249,132	125,000,000
7/17/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $129,782,450, 2.00% - 3.50%, 1/15/21 - 6/20/46)	127,253,118	127,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $22,043,481,500)		22,043,481,500

U.S. Treasury Repurchase Agreement - 25.3%
With:
BMO Harris Bank NA at:
1.9%, dated 7/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,291,237, 2.00%, 11/15/21)	134,099,011	134,000,000
1.91%, dated 7/13/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $192,799,998, 1.38% - 3.75%, 11/15/18 - 2/15/26)	189,200,550	189,000,000
1.92%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,776,899, 2.25% - 3.75%, 11/15/18 - 12/31/23)	135,230,400	135,000,000
7/17/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,676,875, 1.50% - 2.88%, 1/31/22 - 11/15/46)	135,223,200	135,000,000
7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,717,497, 2.25% - 3.75%, 11/15/18 - 12/31/23)	134,185,813	134,000,000
1.93%, dated 7/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,919,834, 2.88% - 3.63%, 8/15/43 - 11/15/46)	134,222,701	134,000,000
1.94%, dated 7/5/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $139,305,659, 3.63%, 2/15/20)	136,256,511	136,000,000
1.95%, dated 5/24/18 due 8/7/18
(Collateralized by U.S. Treasury Obligations valued at $207,543,293, 2.88% - 3.75%, 11/15/18 - 11/15/46)	201,990,763	201,000,000
(Collateralized by U.S. Treasury Obligations valued at $69,183,886, 2.50% - 3.75%, 11/15/18 - 11/15/46)	67,330,254	67,000,000
1.99%, dated 7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,156,894, 1.38% - 3.63%, 10/8/18 - 2/15/21)	135,574,613	135,000,000
2%, dated 7/17/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,953,666, 2.13%, 8/15/21)	134,625,333	134,000,000
2.01%, dated 7/30/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,165,568, 3.75%, 11/15/18)	133,534,660	133,000,000
BNP Paribas, SA at:
1.94%, dated:
5/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,734,016, 0.00% - 6.00%, 8/16/18 - 5/15/46)	134,657,121	134,000,000
5/21/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,611,731, 0.00% - 7.50%, 8/16/18 - 11/15/46)	268,309,338	267,000,000
6/6/18 due 8/6/18 (Collateralized by U.S. Treasury Obligations valued at $439,343,032, 0.00% - 8.75%, 8/16/18 - 11/15/46)	428,403,644	427,000,000
7/9/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $553,247,903, 0.00% - 8.75%, 8/16/18 - 5/15/48)	541,746,000	540,000,000
7/10/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $343,917,760, 0.00% - 9.00%, 8/16/18 - 11/15/47)	337,122,613	336,000,000
7/11/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,251,767, 0.00% - 8.13%, 8/23/18 - 11/15/47)	135,451,050	135,000,000
7/19/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,857,776, 0.00% - 8.75%, 12/6/18 - 2/15/45)	269,492,868	269,000,000
7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $309,304,995, 0.00% - 8.13%, 8/16/18 - 11/15/47)	303,636,805	303,000,000
1.95%, dated:
5/22/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,423,040, 0.00% - 7.63%, 8/16/18 - 11/15/47)	268,359,475	267,000,000
6/4/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $272,450,764, 0.00% - 7.50%, 8/16/18 - 11/15/47)	267,325,567	266,000,000
6/5/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $272,635,078, 0.00% - 9.00%, 8/16/18 - 11/15/47)	267,325,567	266,000,000
6/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $417,242,455, 0.00% - 8.50%, 8/16/18 - 8/15/46)	407,341,492	406,000,000
7/2/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,657,328, 1.14% - 6.88%, 4/30/19 - 5/15/47)	134,479,050	134,000,000
7/16/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $412,865,276, 0.00% - 9.00%, 8/23/18 - 5/15/47)	405,313,000	404,000,000
7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,709,671, 0.00% - 8.50%, 8/16/18 - 2/15/46)	268,885,517	268,000,000
7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $311,154,122, 0.00% - 5.38%, 8/16/18 - 8/15/47)	303,984,750	303,000,000
7/25/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,178,154, 1.14% - 7.50%, 4/30/19 - 8/15/45)	268,885,517	268,000,000
1.96%, dated:
6/8/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,544,544, 0.00% - 9.00%, 8/16/18 - 5/15/46)	133,434,467	133,000,000
6/11/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $271,593,480, 0.00% - 8.50%, 8/16/18 - 5/15/46)	264,862,400	264,000,000
6/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $542,719,133, 0.00% - 8.75%, 8/16/18 - 8/15/47)	530,685,331	528,900,000
6/14/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $679,577,294, 0.00% - 7.63%, 8/16/18 - 11/15/47)	665,274,090	663,000,000
1.97%, dated:
6/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $135,424,222, 2.25% - 4.75%, 4/30/23 - 5/15/44)	132,512,857	132,000,000
6/13/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $269,994,952, 0.00% - 8.13%, 12/6/18 - 5/15/46)	264,824,936	263,800,000
Commerz Markets LLC at:
1.95%, dated:
7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $409,152,982, 1.50% - 3.75%, 11/15/18 - 8/15/26)	401,152,046	401,000,000
7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,339,342,277, 0.00% - 3.63%, 11/30/18 - 5/15/46)	1,313,071,121	1,313,000,000
1.97%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $408,022,385, 0.00% - 2.75%, 1/10/19 - 6/30/23)	400,153,222	400,000,000
Credit AG at 1.9%, dated 7/30/18 due 8/6/18 (Collateralized by U.S. Treasury Obligations valued at $271,348,678, 1.75%, 2/28/22)	266,098,272	266,000,000
Deutsche Bank AG at:
1.94%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $811,013,476, 0.00% - 8.13%, 10/11/18 - 2/15/45)	795,042,842	795,000,000
1.95%, dated:
7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $410,649,180, 1.13% - 8.13%, 4/30/19 - 11/15/45)	401,152,046	401,000,000
7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $411,054,566, 0.00% - 4.38%, 8/30/18 - 11/15/45)	400,151,667	400,000,000
Deutsche Bank Securities, Inc. at 1.95%, dated 7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $409,517,210, 0.00% - 6.63%, 8/30/18 - 8/15/44)	401,152,046	401,000,000
HSBC Securities, Inc. at 1.92%, dated 7/31/18 due:
8/6/18 (Collateralized by U.S. Treasury Obligations valued at $402,921,557, 1.13% - 3.63%, 12/15/18 - 2/15/26)	395,126,400	395,000,000
8/7/18 (Collateralized by U.S. Treasury Obligations valued at $268,274,317, 1.00% - 3.13%, 8/15/18 - 5/15/21)	263,098,187	263,000,000
ING Financial Markets LLC at 1.93%, dated 7/31/18 due 8/1/18
(Collateralized by U.S. Treasury Obligations valued at $271,393,584, 1.50% - 2.75%, 2/28/19 - 7/31/23)	266,014,261	266,000,000
(Collateralized by U.S. Treasury Obligations valued at $217,304,844, 0.00% - 1.88%, 12/27/18 - 8/15/26)	213,011,419	213,000,000
Lloyds Bank PLC at:
1.91%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $67,591,479, 2.63% - 8.00%, 11/15/20 - 8/15/26)	66,322,153	66,000,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $138,411,120, 1.13% - 6.75%, 11/15/20 - 8/15/26)	135,756,000	135,000,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $68,569,603, 2.00% - 6.00%, 11/15/20 - 2/15/26)	67,398,706	67,000,000
1.97%, dated 7/23/18 due 8/23/18 (Collateralized by U.S. Treasury Obligations valued at $212,124,008, 1.13% - 2.75%, 11/15/20 - 2/28/25)	208,352,849	208,000,000
1.98%, dated 5/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $51,167,112, 2.63% - 6.00%, 11/15/20 - 2/15/26)	50,299,750	50,000,000
2%, dated 5/29/18 due 9/19/18 (Collateralized by U.S. Treasury Obligations valued at $172,823,487, 1.25%, 3/31/19)	170,060,944	169,000,000
2.04%, dated:
6/13/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $134,894,991, 2.13% - 2.63%, 11/15/20 - 8/15/21)	132,777,920	132,000,000
6/15/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $135,928,568, 2.63%, 11/15/20)	133,768,740	133,000,000
2.06%, dated:
7/18/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $164,224,278, 1.63% - 2.63%, 6/30/20 - 11/15/20)	161,893,639	161,000,000
7/20/18 due 10/24/18 (Collateralized by U.S. Treasury Obligations valued at $196,847,036, 1.88% - 2.63%, 11/15/20 - 5/31/22)	194,060,213	193,000,000
2.09%, dated 8/2/18 due 11/2/18(d)	66,352,513	66,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.97%, dated 7/3/18 due 9/6/18 (Collateralized by U.S. Treasury Obligations valued at $68,782,828, 0.00% - 8.13%, 2/28/19 - 5/15/48)	67,238,315	67,000,000
Mizuho Securities U.S.A., Inc. at 1.93%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,207,653,679, 1.38% - 3.75%, 11/15/18 - 8/15/25)	1,184,063,476	1,184,000,000
MUFG Securities (Canada), Ltd. at:
1.91%, dated 7/27/18 due 8/3/18 (Collateralized by U.S. Treasury Obligations valued at $142,838,337, 1.38% - 4.25%, 5/15/19 - 11/15/45)	140,051,994	140,000,000
1.94%, dated:
7/16/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,088,000, 1.38% - 2.75%, 3/31/20 - 11/15/27)	100,172,444	100,000,000
7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $143,866,957, 1.75% - 4.50%, 11/30/19 - 11/15/45)	141,053,188	141,000,000
1.95%, dated 7/12/18 due:
8/1/18 (Collateralized by U.S. Treasury Obligations valued at $122,532,852, 1.38% - 4.25%, 5/15/19 - 11/15/45)	120,130,000	120,000,000
8/2/18 (Collateralized by U.S. Treasury Obligations valued at $122,532,769, 1.38% - 4.25%, 3/31/20 - 11/15/45)	120,136,500	120,000,000
MUFG Securities EMEA PLC at:
1.92%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $50,099,399, 1.38% - 2.63%, 8/15/20 - 2/15/45)	49,073,173	49,000,000
7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $198,029,543, 2.50%, 1/31/25 - 11/15/46)	193,154,400	193,000,000
1.93%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $47,965,595, 2.00% - 2.13%, 12/31/22 - 8/15/25)	47,100,789	47,000,000
7/13/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $46,923,203, 0.88% - 1.13%, 5/31/19 - 9/15/19)	46,093,712	46,000,000
7/18/18 due 8/3/18 (Collateralized by U.S. Treasury Obligations valued at $75,498,822, 2.63%, 8/15/20)	74,063,476	74,000,000
7/20/18 due 8/3/18
(Collateralized by U.S. Treasury Obligations valued at $110,078,434, 2.63%, 8/15/20)	107,980,985	107,900,000
(Collateralized by U.S. Treasury Obligations valued at $137,721,903, 2.63%, 8/15/20)	135,101,325	135,000,000
7/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,934,920, 0.88% - 1.50%, 4/15/19 - 11/30/19)	44,082,561	44,000,000
7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $74,593,125, 2.25%, 3/31/20)	73,093,927	73,000,000
1.94%, dated:
7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $47,945,109, 2.25%, 2/29/20 - 3/31/20)	47,108,909	47,000,000
7/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $63,664,151, 2.63% - 3.00%, 8/15/20 - 5/15/47)	62,100,233	62,000,000
7/25/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $65,267,239, 2.25% - 2.75%, 2/28/25 - 11/15/25)	64,103,467	64,000,000
1.95%, dated 6/7/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $81,790,191, 2.75%, 4/30/25)	80,264,333	80,000,000
1.96%, dated:
7/26/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,940,778, 1.38%, 2/28/19)	54,081,942	53,900,000
7/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $42,715,038, 2.13%, 8/15/21)	42,039,155	41,900,000
Natixis SA at:
1.92%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $950,690,730, 0.00% - 5.38%, 8/23/18 - 8/15/47)	932,347,947	932,000,000
1.94%, dated 7/5/18 due 8/6/18 (Collateralized by U.S. Treasury Obligations valued at $276,822,276, 0.88% - 5.38%, 1/31/19 - 5/15/46)	271,467,324	271,000,000
1.95%, dated 5/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $546,763,775, 0.00% - 8.75%, 8/23/18 - 5/15/48)	536,661,100	534,000,000
Nomura Securities International, Inc. at 1.91%, dated 7/25/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $2,046,025,529, 0.00% - 8.75%, 8/15/18 - 5/15/48)	2,003,743,892	2,003,000,000
Norinchukin Bank at:
1.98%, dated 7/25/18 due 8/28/18 (Collateralized by U.S. Treasury Obligations valued at $210,193,694, 8.00%, 11/15/21)	206,385,220	206,000,000
2%, dated 7/24/18 due 9/21/18 (Collateralized by U.S. Treasury Obligations valued at $140,815,471, 2.00%, 11/15/26)	138,452,333	138,000,000
2.01%, dated 6/7/18 due 9/10/18 (Collateralized by U.S. Treasury Obligations valued at $67,526,305, 1.50%, 8/15/26)	66,350,075	66,000,000
2.02%, dated 6/8/18 due 9/11/18 (Collateralized by U.S. Treasury Obligations valued at $67,521,791, 1.50%, 8/15/26)	66,351,817	66,000,000
2.05%, dated:
7/2/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $68,456,208, 1.50%, 8/15/26)	67,351,006	67,000,000
7/6/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $138,817,493, 2.00%, 11/15/26)	136,635,181	135,900,000
2.06%, dated:
7/11/18 due 10/11/18 (Collateralized by U.S. Treasury Obligations valued at $68,420,096, 1.50%, 8/15/26)	67,352,718	67,000,000
7/12/18 due 10/12/18 (Collateralized by U.S. Treasury Obligations valued at $68,415,581, 1.50%, 8/15/26)	67,352,718	67,000,000
2.08%, dated:
7/17/18 due 10/17/18 (Collateralized by U.S. Treasury Obligations valued at $140,876,158, 2.00%, 11/15/26)	138,733,547	138,000,000
7/19/18 due 10/19/18 (Collateralized by U.S. Treasury Obligations valued at $113,096,066, 1.50%, 8/15/26)	111,388,964	110,800,000
2.09%, dated 7/23/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $140,829,476, 2.00%, 11/15/26)	138,737,073	138,000,000
RBC Dominion Securities at:
1.88%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $205,019,839, 1.13% - 4.25%, 9/30/19 - 5/15/48)	200,960,889	200,000,000
1.92%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,852,390, 1.13% - 7.13%, 9/30/19 - 5/15/48)	135,259,200	135,000,000
7/13/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $68,409,265, 1.63% - 2.63%, 12/31/19 - 5/15/25)	67,125,067	67,000,000
7/16/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $68,398,942, 1.13% - 3.13%, 10/31/19 - 5/15/48)	67,110,773	67,000,000
1.93%, dated 7/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $274,521,182, 1.13% - 5.50%, 9/30/19 - 5/15/48)	269,447,063	269,000,000
1.95%, dated:
6/7/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $273,152,939, 1.13% - 3.63%, 5/31/19 - 11/15/44)	268,301,625	267,000,000
7/5/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $82,741,636, 1.13% - 5.50%, 12/31/18 - 11/15/47)	81,153,563	81,000,000
2.02%, dated 7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,690,679, 1.25% - 2.63%, 5/31/19 - 8/15/27)	135,581,245	134,900,000
RBS Securities, Inc. at 1.93%, dated:
7/25/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $102,285,000, 1.13% - 5.38%, 12/31/18 - 5/15/48)	100,037,528	100,000,000
7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $511,458,206, 1.00% - 5.25%, 11/30/18 - 2/15/48)	500,187,639	500,000,000
SMBC Nikko Securities America, Inc. at 1.92%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,567,001, 2.63% - 2.75%, 4/30/23 - 3/31/25)	280,014,933	280,000,000
Societe Generale at:
1.92%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $538,855,594, 0.00% - 8.75%, 8/15/18 - 11/15/47)	527,196,747	527,000,000
1.96%, dated 6/21/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $307,353,473, 0.00% - 8.88%, 8/16/18 - 2/15/48)	300,669,667	300,000,000
1.97%, dated 7/30/18 due 9/27/18 (Collateralized by U.S. Treasury Obligations valued at $275,246,515, 0.00% - 8.13%, 8/31/18 - 5/15/48)	269,868,496	269,000,000
1.98%, dated 7/23/18 due 9/24/18 (Collateralized by U.S. Treasury Obligations valued at $138,917,270, 0.00% - 8.13%, 8/16/18 - 11/15/46)	136,471,240	136,000,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.02%, dated 8/1/18 due 8/7/18(d)	26,020,424	26,000,000
2.04%, dated 7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $28,013,441, 2.00% - 2.75%, 1/15/21 - 11/15/23)	27,471,878	27,417,500
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $26,854,417,500)		26,854,417,500
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $109,618,276,331)		109,618,276,331
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(3,718,667,180)
NET ASSETS - 100%		$105,899,609,151

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$50,350,000 due 8/01/18 at 1.92%
BNP Paribas, S.A.	$18,458,401
Citibank NA	15,541,122
Credit Agricole CIB New York Branch	10,086,427
HSBC Securities (USA), Inc.	1,528,296
Wells Fargo Securities LLC	4,735,754
$50,350,000
$11,480,884,000 due 8/01/18 at 1.94%
BNP Paribas, S.A.	699,385,800
BNY Mellon Capital Markets LLC	199,824,514
Bank of America NA	2,048,201,272
Citibank NA	499,561,286
Credit Agricole CIB New York Branch	1,780,858,052
HSBC Securities (USA), Inc.	692,436,403
ING Financial Markets LLC	74,934,193
J.P. Morgan Securities, Inc.	553,513,905
Merrill Lynch, Pierce, Fenner & Smith, Inc.	124,890,321
Mizuho Securities USA, Inc.	825,774,805
Sumitomo Mitsu Bk Corp Ny (DI)	3,746,709,645
Wells Fargo Securities LLC	234,793,804
$11,480,884,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Government Money Market Fund

July 31, 2018

ZGY-QTLY-0918
1.9881596.101

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 13.8%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 13.8%
U.S. Treasury Bills
8/9/18 to 1/31/19	1.81 to 2.18%	$2,600,000	$2,586,963
U.S. Treasury Notes
9/30/18	1.96	200,000	199,589
TOTAL U.S. TREASURY DEBT
(Cost $2,786,552)			2,786,552

U.S. Government Agency Debt - 30.0%
Federal Agencies - 30.0%
Fannie Mae
1/28/19	2.19	35,000	34,853
Federal Farm Credit Bank
5/6/19	1.99 (b)(c)	10,000	10,000
Federal Home Loan Bank
8/8/18 to 8/2/19	1.92 to 2.15 (b)	6,051,000	6,045,836
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $6,090,689)			6,090,689

U.S. Government Agency Repurchase Agreement - 33.0%
	Maturity Amount	Value
In a joint trading account at 1.94% dated 7/31/18 due 8/1/18 (Collateralized by U.S. Government Obligations) #	$1,599,086	$1,599,000
With:
Barclays Bank PLC at:
1.91%, dated 7/27/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $204,055, 4.00%, 1/1/45)	200,074	200,000
1.92%, dated 7/26/18 due 8/2/18 (Collateralized by U.S. Government Obligations valued at $204,065, 4.00%, 1/1/45)	200,075	200,000
BMO Capital Markets Corp. at 2.03%, dated 7/25/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $204,261, 2.50% - 3.00%, 6/30/20 - 2/15/46)	200,936	200,000
BNP Paribas, SA at 1.95%, dated:
5/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,866, 0.00% - 6.08%, 9/14/18 - 4/20/48)	200,986	200,000
5/21/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $205,938, 0.00% - 8.13%, 9/14/18 - 6/25/48)	200,986	200,000
Citibank NA at 1.93%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,104, 2.38%, 3/15/21)	200,075	200,000
HSBC Securities, Inc. at 1.93%, dated 7/31/18 due 8/7/18(Collateralized by U.S. Government Obligations valued at $204,011, 5.00%, 7/1/34)	200,075	200,000
ING Financial Markets LLC at:
1.92%, dated 7/27/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $1,020,272, 4.50%, 10/1/43)	1,000,373	1,000,000
1.94%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $1,020,055, 4.50%, 10/1/43)	1,000,377	1,000,000
2.04%, dated 6/15/18 due 9/20/18 (Collateralized by U.S. Government Obligations valued at $102,272, 4.50%, 10/1/43)	100,550	100,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.98%, dated 7/11/18 due 9/11/18 (Collateralized by U.S. Government Obligations valued at $102,118, 4.00% - 4.50%, 12/1/37 - 4/1/47)	100,341	100,000
Nomura Securities International, Inc. at 1.95%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $1,020,076, 0.00% - 7.50%, 11/8/18 - 6/20/68)	1,000,379	1,000,000
RBC Financial Group at:
1.93%, dated 7/12/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $102,981, 3.00% - 5.00%, 5/1/29 - 4/1/48)	100,172	100,000
1.94%, dated:
7/9/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $102,938, 3.00% - 5.00%, 2/1/33 - 6/1/56)	100,226	100,000
7/30/18 due 8/7/18 (Collateralized by U.S. Government Obligations valued at $102,012, 3.00% - 5.50%, 2/1/33 - 5/1/48)	100,162	100,000
Societe Generale at 1.93%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,033, 0.50% - 3.75%, 2/15/20 - 5/15/45)	200,075	200,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $6,699,000)		6,699,000

U.S. Treasury Repurchase Agreement - 25.1%
With:
BMO Harris Bank NA at 2.01%, dated 7/30/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $106,316, 3.75%, 11/15/18)	100,402	100,000
BNP Paribas, SA at:
1.94%, dated:
7/9/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,177, 0.00% - 4.75%, 8/16/18 - 5/15/41)	100,323	100,000
7/10/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,282, 0.00% - 4.50%, 8/16/18 - 11/15/47)	200,668	200,000
7/11/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,305, 2.13% - 8.13%, 8/15/19 - 2/15/45)	200,668	200,000
7/19/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,158, 2.50% - 8.13%, 8/15/19 - 5/15/48)	100,183	100,000
1.95%, dated:
7/16/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,192, 2.13% - 8.13%, 8/15/19 - 1/31/25)	100,325	100,000
7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,222, 0.00% - 2.25%, 8/16/18 - 11/15/25)	200,650	200,000
7/25/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,102, 0.00% - 2.75%, 8/16/18 - 2/15/28)	200,661	200,000
1.96%, dated 6/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,334, 0.00% - 7.50%, 12/6/18 - 5/15/46)	100,338	100,000
1.97%, dated:
6/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,300, 0.00% - 4.75%, 12/6/18 - 5/15/46)	100,389	100,000
6/13/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,730, 0.00% - 7.50%, 12/6/18 - 8/15/42)	200,777	200,000
Commerz Markets LLC at 1.97%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,048, 1.63%, 8/31/22)	200,077	200,000
Deutsche Bank AG at 1.95%, dated 7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $102,066, 1.38% - 6.88%, 8/31/20 - 2/15/45)	100,038	100,000
Lloyds Bank PLC at 2.04%, dated 6/13/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $102,155, 2.13%, 8/15/21)	100,589	100,000
MUFG Securities EMEA PLC at:
1.93%, dated:
7/20/18 due 8/3/18 (Collateralized by U.S. Treasury Obligations valued at $111,221, 2.63%, 8/15/20)	100,075	100,000
7/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,226, 0.88%, 4/15/19)	100,188	100,000
7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $110,138, 2.25%, 3/31/20)	100,129	100,000
1.94%, dated:
7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $110,138, 2.25%, 3/31/20)	100,232	100,000
7/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $207,053, 3.00%, 5/15/47)	200,323	200,000
7/25/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $211,067, 2.25%, 11/15/25)	200,323	200,000
1.96%, dated:
7/26/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $110,062, 1.38%, 2/28/19)	100,338	100,000
7/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $108,992, 2.13%, 8/15/21)	100,332	100,000
Nomura Securities International, Inc. at 1.91%, dated 7/25/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $102,085, 2.13%, 11/30/24)	100,037	100,000
Norinchukin Bank at:
2%, dated 7/24/18 due 9/21/18 (Collateralized by U.S. Treasury Obligations valued at $105,335, 2.63%, 11/15/20)	100,328	100,000
2.05%, dated 7/6/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $105,335, 2.63%, 11/15/20)	100,541	100,000
2.06%, dated:
7/11/18 due 10/11/18 (Collateralized by U.S. Treasury Obligations valued at $105,335, 2.63%, 11/15/20)	100,526	100,000
7/12/18 due 10/12/18 (Collateralized by U.S. Treasury Obligations valued at $105,335, 2.63%, 11/15/20)	100,526	100,000
2.08%, dated 7/19/18 due 10/19/18 (Collateralized by U.S. Treasury Obligations valued at $205,654, 2.63%, 11/15/20)	201,063	200,000
RBC Dominion Securities at:
1.88%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $205,049, 1.38% - 7.13%, 5/31/20 - 11/15/24)	200,961	200,000
1.92%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,112, 1.25% - 3.13%, 5/31/19 - 8/15/44)	100,192	100,000
7/13/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $510,536, 1.25% - 2.75%, 5/31/19 - 11/15/47)	500,933	500,000
7/16/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,176, 1.75% - 3.13%, 10/31/20 - 8/15/44)	100,165	100,000
1.93%, dated 7/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,171, 1.13% - 3.38%, 7/31/19 - 11/15/27)	200,332	200,000
1.95%, dated 7/5/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $204,381, 1.25% - 2.50%, 5/31/19 - 5/31/24)	200,379	200,000
2.02%, dated 7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $102,081, 1.25% - 2.13%, 5/31/22 - 5/15/25)	100,505	100,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,100,000)		5,100,000
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $20,676,241)		20,676,241
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(378,673)
NET ASSETS - 100%		$20,297,568

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,599,000 due 8/01/18 at 1.94%
BNP Paribas, S.A.	$97,407
BNY Mellon Capital Markets LLC	27,831
Bank of America NA	285,263
Citibank NA	69,576
Credit Agricole CIB New York Branch	248,029
HSBC Securities (USA), Inc.	96,439
ING Financial Markets LLC	10,436
J.P. Morgan Securities, Inc.	77,091
Merrill Lynch, Pierce, Fenner & Smith, Inc.	17,394
Mizuho Securities USA, Inc.	115,010
Sumitomo Mitsu Bk Corp Ny (DI)	521,823
Wells Fargo Securities LLC	32,701
$1,599,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018